CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	345,326,342	389,331,539
Ordinary shares, shares outstanding (in shares)	327,628,481	351,162,158
Treasury stock (in shares)	17,697,861	38,169,381
Board of Directors Chairman
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	327,952,842	371,958,039
Ordinary shares, shares outstanding (in shares)	310,254,981	333,788,658
Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500
Parent Company
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	345,326,342	389,331,539
Ordinary shares, shares outstanding (in shares)	327,628,481	351,162,158
Parent Company | Board of Directors Chairman
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Parent Company | Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	780,000,000	780,000,000
Ordinary shares, shares issued (in shares)	327,952,842	371,958,039
Ordinary shares, shares outstanding (in shares)	310,254,981	333,788,658
Parent Company | Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, shares authorized (in shares)	120,000,000	120,000,000
Ordinary shares, shares issued (in shares)	17,373,500	17,373,500
Ordinary shares, shares outstanding (in shares)	17,373,500	17,373,500